INTANGIBLE ASSETS, NET (Details Narrative) - JPY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 41,588	¥ 61,135	¥ 117,026